T. ROWE PRICE GROWTH ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 13.0%
Entertainment 1.2%
Netflix (1)	314	119
Spotify Technology (1)	318	49
		168
Interactive Media & Services 10.9%
Alphabet, Class A (1)	7,753	1,014
Meta Platforms, Class A (1)	1,581	475
		1,489
Media 0.4%
Trade Desk, Class A (1)	660	51
		51
Wireless Telecommunication Services 0.5%
T-Mobile US (1)	519	73
		73
Total Communication Services		1,781
CONSUMER DISCRETIONARY 13.3%
Automobiles 1.1%
Tesla (1)	599	150
		150
Broadline Retail 6.7%
Amazon.com (1)	6,651	845
Coupang, Class A (1)	2,140	36
MercadoLibre (1)	28	36
		917
Hotels Restaurants & Leisure 2.7%
Booking Holdings (1)	52	160
Chipotle Mexican Grill (1)	65	119
Hilton Worldwide Holdings	399	60
Starbucks	301	28
		367
Specialty Retail 2.4%
Home Depot	246	74
O'Reilly Automotive (1)	81	73
Ross Stores	1,202	136
Tractor Supply	132	27
Ulta Beauty (1)	55	22
		332

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica (1)	95	37
NIKE, Class B	230	22
		59
Total Consumer Discretionary		1,825
CONSUMER STAPLES 1.8%
Beverages 1.8%
Constellation Brands, Class A	210	53
Monster Beverage (1)	2,258	120
PepsiCo	445	75
Total Consumer Staples		248
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger	750	44
Total Energy		44
FINANCIALS 10.0%
Capital Markets 1.3%
Cboe Global Markets	150	24
Charles Schwab	370	20
S&P Global	151	55
Tradeweb Markets, Class A	1,026	82
		181
Financial Services 8.5%
Apollo Global Management	413	37
Fiserv (1)	1,964	222
FleetCor Technologies (1)	113	29
Global Payments	765	88
Mastercard, Class A	946	375
Visa, Class A	1,837	422
		1,173
Insurance 0.2%
Marsh & McLennan	117	23
		23
Total Financials		1,377
HEALTH CARE 13.9%
Biotechnology 1.0%
Legend Biotech, ADR (1)	520	35
Vertex Pharmaceuticals (1)	310	107
		142
Health Care Equipment & Supplies 3.4%
Becton Dickinson	373	97

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Dexcom (1)	245	23
Intuitive Surgical (1)	627	183
Penumbra (1)	72	17
Stryker	527	144
		464
Health Care Providers & Services 6.0%
Cigna	710	203
Elevance Health	70	30
HCA Healthcare	64	16
Humana	171	83
McKesson	105	46
UnitedHealth Group	870	439
		817
Life Sciences Tools & Services 0.8%
Danaher	144	36
Thermo Fisher Scientific	139	70
		106
Pharmaceuticals 2.7%
Eli Lilly	597	321
Zoetis	277	48
		369
Total Health Care		1,898
INDUSTRIALS & BUSINESS SERVICES 4.2%
Aerospace & Defense 0.6%
Northrop Grumman	74	33
TransDigm Group (1)	56	47
		80
Commercial Services & Supplies 0.8%
Cintas	120	58
Waste Connections	351	47
		105
Ground Transportation 0.9%
Old Dominion Freight Line	116	48
Uber Technologies (1)	501	23
Union Pacific	261	53
		124
Industrial Conglomerates 0.2%
Roper Technologies	73	35
		35

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 0.9%
Ingersoll-Rand	1,960	125
		125
Professional Services 0.6%
Broadridge Financial Solutions	130	23
Paylocity Holding (1)	314	57
		80
Trading Companies & Distributors 0.2%
Fastenal	415	23
		23
Total Industrials & Business Services		572
INFORMATION TECHNOLOGY 42.6%
Communications Equipment 0.3%
Arista Networks (1)	194	36
		36
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A	2,036	171
		171
IT Services 1.0%
Accenture, Class A	217	67
MongoDB (1)	110	38
Shopify, Class A (1)	668	36
		141
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices (1)	833	86
Analog Devices	150	26
ASML Holding NV	171	101
Entegris	385	36
KLA	231	106
Lam Research	48	30
Lattice Semiconductor (1)	342	29
Microchip Technology	267	21
Monolithic Power Systems	95	44
NVIDIA	1,828	795
ON Semiconductor (1)	278	26
QUALCOMM	244	27
		1,327
Software 20.6%
Adobe (1)	282	144
Atlassian, Class A (1)	367	74
Cadence Design Systems (1)	601	141

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Dynatrace (1)	1,556	73
Intuit	659	337
Microsoft	5,275	1,665
Palo Alto Networks (1)	186	43
Salesforce.com (1)	388	79
ServiceNow (1)	278	155
Synopsys (1)	166	76
Workday (1)	158	34
		2,821
Technology Hardware, Storage & Peripherals 9.8%
Apple	7,853	1,345
		1,345
Total Information Technology		5,841
MATERIALS 0.7%
Chemicals 0.7%
Linde	143	53
Sherwin-Williams	150	38
Total Materials		91
Total Common Stocks (Cost $13,727)		13,677
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 5.29% (2)	30,380	30
Total Short-Term Investments (Cost $30)		30
Total Investments in Securities 100.0% of Net Assets (Cost $13,757)		$13,707
Other Assets Less Liabilities (0.0%)		(3)
Net Assets 100.0%		$13,704

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE GROWTH ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1073-054Q3
09/2023